Insurance and reinsurance contracts - Reinsurance contracts - expected recognition of the CSM (Details) - RI - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	$ (2,766)	$ (2,854)	$ (1,275)
Including Joint Ventures And Associates
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(2,891)	(2,998)	(1,390)
Contractual service margin (CSM)
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(544)	(510)	(1,345)
Contractual service margin (CSM) | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(65)	(55)
Contractual service margin (CSM) | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(56)	(48)
Contractual service margin (CSM) | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(50)	(45)
Contractual service margin (CSM) | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(47)	(40)
Contractual service margin (CSM) | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(43)	(37)
Contractual service margin (CSM) | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(128)	(125)
Contractual service margin (CSM) | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(58)	(64)
Contractual service margin (CSM) | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(36)	(36)
Contractual service margin (CSM) | After 20 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(61)	(60)
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	131	9
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	7	(4)
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	7	2
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	6	2
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	6	2
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	6	1
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	23	5
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	16	2
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	20	1
Contractual service margin (CSM) | Group Share Relating To Jvs And Associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	40	(2)
Contractual service margin (CSM) | Including Joint Ventures And Associates
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(413)	(501)	$ (1,340)
Contractual service margin (CSM) | Including Joint Ventures And Associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(58)	(59)
Contractual service margin (CSM) | Including Joint Ventures And Associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(49)	(46)
Contractual service margin (CSM) | Including Joint Ventures And Associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(44)	(43)
Contractual service margin (CSM) | Including Joint Ventures And Associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(41)	(38)
Contractual service margin (CSM) | Including Joint Ventures And Associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(37)	(36)
Contractual service margin (CSM) | Including Joint Ventures And Associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(105)	(120)
Contractual service margin (CSM) | Including Joint Ventures And Associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(42)	(62)
Contractual service margin (CSM) | Including Joint Ventures And Associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	(16)	(35)
Contractual service margin (CSM) | Including Joint Ventures And Associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Total insurance CSM	$ (21)	$ (62)